Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Highland-First Foundation Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Highland-First Foundation Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of Highland-First Foundation Income Fund (“Highland-First Foundation Income Fund” or the “Fund”) are to seek a high level of income consistent with capital preservation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II equity funds and/or asset allocation funds, or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 74 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 77 of the Fund’s Statement of Additional Information. Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 0.50% contingent deferred sales charge (“CDSC”) if the shares are sold within one year of purchase.

		Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II equity funds and/or asset allocation funds, or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 74 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 77 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” have been estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Only the first year of each period in the Example takes into account the expense reimbursement described in the footnote above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objectives by investing under normal market conditions primarily in income-producing securities (such as debt securities, preferred stocks, high dividend-bearing common stock, and common and preferred stock of closed-end investment companies (“closed-end funds”) that have the potential to offer long-term growth of income and capital appreciation. The Fund invests primarily in companies with large market capitalizations that fall within the range of those companies included in the S&P 500 Value Index and that typically exhibit “value” characteristics. The Fund will seek to identify those companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. The Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

Highland Capital Management Fund Advisors, L.P. (“HCMFA” or the “Adviser”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by First Foundation Advisors (“FFA” or the “Sub-Adviser”), the Fund’s sub-adviser. The Sub-Adviser utilizes a dynamic approach that seeks to maximize income, within the context of the level of risk taken. The Sub-Adviser’s asset allocation strategy involves making adjustments to the Fund’s portfolio, utilizing among other things the Sub-Adviser’s research on various risk and income considerations, in an effort to optimize yields relative to risks as market and economic conditions change.

The Fund may invest in securities issued by real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. The Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity, including in securities that at the time of investment are rated below investment grade. A security will be considered to be below investment grade if it is rated as such by one nationally recognized statistical rating organization (“NRSRO”) (for example, Ba1 or below by Moody’s or BB+ or below by S&P or Fitch), or, if unrated is judged to be below investment grade by the Sub-Adviser. Such securities are commonly known as “high-yield” or “junk” securities. The Fund may invest without limitation in below investment grade or unrated securities, including insolvent borrowers or borrowers in default.

In selecting closed-end funds for the Fund, the Sub-Adviser will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments that incorporate debt securities at the time of purchase. Such closed-end funds may invest in debt securities of United States or foreign issuers. The Fund may invest in closed-end funds subject to the limits set forth in the 1940 Act that apply to those types of investments.

The Fund may invest up to 25% of the value of its total assets in securities of foreign issuers, including emerging market issuers. Such securities may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of foreign currency transactions will be to seek to reduce the foreign currency risk inherent in the Fund’s investments, although it will not be required to do so.

The reference in the Fund’s investment objectives to capital preservation does not indicate that the Fund may not lose money. The Sub-Adviser seeks to employ strategies that are consistent with capital preservation, but there can be no assurance that the Sub-Adviser will be successful in doing so.

Additionally, the Fund may invest in any stock or other equity security that the Sub-Adviser believes may assist the Fund in pursuing its investment objectives, including income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), publicly traded REITs and publicly traded partnerships.

		The principal investment objective of the Fund is not fundamental and may be changed without shareholder approval. The Fund is non-diversified as defined in the 1940 Act. The Fund is not intended to be a complete investment program.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk is the risk that the issuers of certain securities or the counterparties of a derivatives contract or repurchase contract might be unable or unwilling (or perceived as being unable or unwilling) to make interest and/or principal payments when due, or to otherwise honor its obligations. Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the net asset value (“NAV”) of the Fund.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Debt Securities Risk is the risk associated with the fact that the value of debt securities typically changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. During periods of rising interest rates, debt securities generally decline in value. Conversely, during periods of falling interest rates, debt securities generally rise in value. This kind of market risk is generally greater for funds investing in debt securities with longer maturities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. The Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a RIC, and its strategy may bear adversely on its ability to so qualify.

Distressed and Defaulted Securities Risk is the risk that the Fund may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Emerging Markets Risk is the risk of investing in securities of issuers tied economically to emerging markets, which entails all of the risks of investing in securities of non-U.S. issuers detailed below under “Non-U.S. Securities Risk” to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; (iii) greater fluctuations in currency exchange rates; and (iv) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

High Yield Debt Securities Risk is the risk that below investment grade securities or unrated securities of similar credit quality (commonly known as “high yield securities” or “junk securities”) are more likely to default than higher rated securities. The Fund’s ability to invest in high-yield debt securities generally subjects the Fund to greater risk than securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. The market value of these securities is generally more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Illiquid and Restricted Securities Risk is the risk that the Sub-Adviser may not be able to sell illiquid or restricted securities, such as securities issued pursuant to Rule 144A of the Securities Act of 1933, at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging or developing markets securities in particular, are subject to greater liquidity risk.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Non-U.S. Securities Risk is the risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities. See the “Taxation” section below.

Operational and Technology Risk is the risk that cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Options Risk is the risk associated with investments in options. Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets could result in an imperfect correlation between these markets.

Other Investment Companies Risk is the risk that to the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.

Portfolio Turnover Risk is the risk that high portfolio turnover will increase a Fund’s transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Publicly Traded Partnership Risk is the risk associated with investing in publicly traded partnerships (including master limited partnerships) which involves special risks in addition to those typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that publicly traded partnerships may lose their partnership status for tax purposes.

Real Estate Securities Risk is the risk that an investment in real estate securities will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

REIT-Specific Risk includes the risk that an investment in the stocks of real estate investment trusts (“REITs”) will decline because of adverse developments affecting the real estate industry and real property values. An investment in a REIT also may be adversely affected or lost if the REIT fails to qualify as a REIT for tax purposes.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Fund.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds (“Underlying Funds”) may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

		Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.
Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.

		Updated information on the Fund’s performance can be obtained by visiting http://highlandfunds.com/highland-funds-2/ or by calling 1-877-665-1287.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://highlandfunds.com/highland-funds-2/
Highland-First Foundation Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	$ 552
3 Years	rr_ExpenseExampleYear03	$ 891
Highland-First Foundation Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	$ 308
3 Years	rr_ExpenseExampleYear03	715
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 715
Highland-First Foundation Income Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	$ 379
3 Years	rr_ExpenseExampleYear03	$ 724
Highland-First Foundation Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	$ 409

[1]	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 0.50% contingent deferred sales charge (“CDSC”) if the shares are sold within one year of purchase.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” have been estimated for the current fiscal year. Actual expenses may be different.
[3]	Highland Capital Management Fund Advisors, L.P. (“HCMFA” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act“), taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 0.85% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2020, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. Under the expense limitation agreement, the Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, subject to the Expense Cap in effect at the time of such waiver/reimbursement, whichever is lower.
[4]	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.